Ricoh Company, LTD. Shareholders' Equity (Details) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended			12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Jun. 25, 2011 JPY (¥)	Mar. 31, 2011 Additional paid-in capital Legal Reserve [Member]
Percentage of appropriated retained earnings				10.00%
Percentage rate equal to Common stock that legal reserves and APIC must match for no further appropriations	25.00%	25.00%
Dividends payable, per share			¥ 16.50
Common stock dividend, value	$ 144,217	¥ 11,970,000
Retained earnings legally available for dividend distribution	$ 5,017,867	¥ 416,483,000